Related Party Balance and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balance and Transactions
Other income shared with related parties	¥ 1,469
Funding provided by related parties	6,466		¥ 629	¥ 21,223
Revenue	245,948	$ 35,659	942,380	2,451,287
Amounts due to related parties	68,848		64,323
Other Payables
Related Party Balance and Transactions
Amounts due to related parties	14,361		12,442
Parking space transaction services
Related Party Balance and Transactions
Revenue	0		0	184,322
Jiushen | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	790		790
Jiufeng | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	149		149
Chenji Zhaozhao
Related Party Balance and Transactions
Other income shared with related parties	184
Chenji Zhaozhao | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	191
Tinghaozhu Space
Related Party Balance and Transactions
Other income shared with related parties	1,285
Jiuzhen | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	¥ 3,981
Chongkai
Related Party Balance and Transactions
Number of company founders | item	2	2
Chongkai | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	¥ 3,689		3,947
Muju | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	5,561		7,556
Self Commitment and Non-Group Collaborative Agreements
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	4,997		629	10,571
Self Commitment and Non-Group Collaborative Agreements | Jiufeng
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	31		95
Self Commitment and Non-Group Collaborative Agreements | Jiusheng
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	2,734
Self Commitment and Non-Group Collaborative Agreements | Jiuchuan
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	1,825
Self Commitment and Non-Group Collaborative Agreements | Jiuyi
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	67
Self Commitment and Non-Group Collaborative Agreements | Decheng
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	532
Self Commitment and Non-Group Collaborative Agreements | Longshutianye
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties				1,922
Self Commitment and Non-Group Collaborative Agreements | Yunde
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	734
Self Commitment and Non-Group Collaborative Agreements | Detong
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	117
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	4,022		179	2,640
Self Commitment and Non-Group Collaborative Agreements | Deyan
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		251	0
Self Commitment and Non-Group Collaborative Agreements | Jiushi
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties			4
Self Commitment and Non-Group Collaborative Agreements | Chongkai
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	69		100
Self Commitment and Non-Group Collaborative Agreements | Muju
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	875
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	10,652
Amounts due to related parties	10,257		10,226
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiushen
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	1,196
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiufeng
Related Party Balance and Transactions
Amounts due to related parties	495		464
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiuyi
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	8,511
Amounts due to related parties	29		29
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0		0	¥ 945
Amounts due to related parties	9,733		9,733
Non-Group Collaborative Agreements
Related Party Balance and Transactions
Amounts due to related parties	44,230		41,655
Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Balance and Transactions
Amounts due to related parties	10,759		10,759
Non-Group Collaborative Agreements | Jiufeng
Related Party Balance and Transactions
Amounts due to related parties	242		242
Non-Group Collaborative Agreements | Jiuchuan
Related Party Balance and Transactions
Amounts due to related parties	9,403		6,828
Non-Group Collaborative Agreements | Longshutianye
Related Party Balance and Transactions
Amounts due to related parties	10,140		10,140
Non-Group Collaborative Agreements | Yunde
Related Party Balance and Transactions
Amounts due to related parties	9,383		9,383
Non-Group Collaborative Agreements | Detong
Related Party Balance and Transactions
Amounts due to related parties	3,274		3,274
Non-Group Collaborative Agreements | Qixing
Related Party Balance and Transactions
Amounts due from a related party	(964)		(964)
Non-Group Collaborative Agreements | Jiushi
Related Party Balance and Transactions
Amounts due to related parties	¥ 65		¥ 65